NOTE 11 - STOCKHOLDERS EQUITY - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	1,413,804
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	1,413,804
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Intrinsic Value, Amount Per Share
Warrants Granted [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	5 years
Warrants Exercised [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms
Warrants Forfeited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms